Consolidated Statement of Cash Flow (Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF CASH FLOW
Decrease in asset retirement obligation	$ (4,942)	$ (651)	$ (1,812)
Decrease in provisions for other long-term liabilities	(2,616)	(443)	(1,051)
Purchase of property, plant and equipment	7,864
Additions / changes in estimates of right-of-use assets	$ 22,462	$ 5,288	$ 560